Note 40 Fee and commission income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Fee and commission income [Line Items]
Bills receivables	€ 24	€ 26	€ 23
Demand Account	300	424	425
Credit and Debit Cards	4,665	3,499	2,628
Checks	175	162	136
Transfers and other payment orders	862	812	664
Insurance product commissions	384	261	215
Loan commitments given fee and commission income	307	259	234
Other Commitments And Financial Guarantees Given	471	420	364
Portfolio and other management fee income	1,407	1,228	1,250
Brokerage fee income	345	266	267
Custody securities income	207	193	169
Other fee and commission income	751	711	622
Fee and commission income	€ 9,899	€ 8,260	€ 6,997

[1]	(1) Amounts corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).